Marketable Securites (Details) - USD ($)	Sep. 04, 2014	Apr. 30, 2015	Jan. 31, 2015
Marketable Securites Textual [Abstract]
Gain on change in fair value of the asset		$ 106,050
Marketable securities - available for sale		$ 135,000	$ 28,950
Cloud Consulting Agreement [Member]
Marketable Securites Textual [Abstract]
Common share issued	3,000,000
Common shares value	$ 105,000
Trading price	$ 0.035
Marketable securities- available for sale	$ 105,000